Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

9. Leases

As of December 31, 2021, the Company had seven operating leases of real property for office and laboratory use, for which the Company recorded right-of-use assets and leases liabilities as of the ASU 2016-02 effective date or lease commencement date, if later. In addition, three of the Company’s leases met the short-term exception, having lease terms of 12 months or less, and are therefore not recorded on the Company’s balance sheet. The Company’s leases do not include purchase options. Where the Company’s leases contain options to extend the lease term, the extended lease term is only included in the measurement of the lease when it is reasonably certain to remain in the lease beyond the non-cancelable term. The Company’s leases contain variable lease costs, which pertain to common area maintenance and other operating charges, that are expensed as incurred.

Operating leases

On July 8, 2016, the Company entered into a Master Service Agreement with Royal Free London NHS Foundation Trust, which included access rights to the laboratory space at the Royal Free Hospital, Pond Street, London, with a 5-year term. The Master Service Agreement was due to expire on August 31, 2020. On June 1, 2020, the Master Service Agreement was renewed and will expire on August 31, 2023.

On February 1, 2019, the Company entered into six agreements with Stevenage Bioscience Catalyst to lease office and laboratory suites at Gunnels Wood Road, Stevenage, Hertfordshire, which were due to expire on January 31, 2021.  In February 2021, the Company renewed six agreements which will expire on July 31, 2022.

On January 10, 2020, the Company entered into a non-cancellable operating lease in relation to office and laboratory premises at Gunnels Wood Road, Stevenage, Hertfordshire for a period of 2 years. The future minimum lease payments committed to in relation to this lease less any landlord incentives to be recognized up to the break total £0.2 million or $0.2 million.

On February 21, 2020, the Company entered into a non-cancellable operating lease in relation to office premises at Hammersmith Road, London for a period of 10 years, with a break clause at 5 years. The future minimum lease payments committed to in relation to this lease less any landlord incentives to be recognized up to the break total £5.4 million or $7.0 million.

On February 28, 2020, the Company entered into a 4-year manufacturing services collaboration agreement for laboratory space access at Gunnels Wood Road, Stevenage, Hertfordshire, with cancellation penalties of up to £2.2 million or $2.7 million should the Company terminate without due cause.

In December 2020, the Company entered into a new lease of a warehouse in west London, United Kingdom for a period of 10 years, with a break clause at 5 years. The Company expects to construct a flexible GMP modular facility to scale up its manufacturing footprint at these premises. The future minimum lease payments to be committed to in relation to this lease up to the break date are £3.8 million or $4.9 million.

In June 2021, the Company entered into a new lease of office premises in London, United Kingdom for a period of 3 years, with a break clause at 2 years. The future minimum lease payments to be committed to in relation to this lease up to the break date are £0.1 million or $0.1 million.

On October 1, 2021, the Company entered into a non-cancellable operating lease in relation to office and laboratory premises in Philadelphia, Pennsylvania in the United States for a period of 38 months.  The right-of-use asset and lease liability will be recorded on the lease commencement date, which is in January 2022.  In connection with this lease, the Company maintains a required minimum balance, currently less than $0.1 million in connection with a letter of credit issued for the benefit of the landlord for its commercial facility used as a security deposit for the lease. The total amount is classified as Restricted Cash and has been classified as a non-current asset on the Consolidated Balance Sheets. The letter of credit expires on September 30, 2022.  However, it automatically extends for additional one-year periods, without written amendment agreement, in each succeeding calendar year, through the lease expiration date.

Summary of lease costs recognized under ASU 2016-02

The following table contains a summary of the lease costs recognized under ASU 2016-02 and other information pertaining to the Company’s operating leases for the years ended December 31, 2021, 2020 and 2019 (dollars in thousands):

	Years ended December 31,
	2021	2020	2019
Lease cost
Operating lease cost	$4,718	$2,927	$564
Variable lease cost	5,022	2,891	31
Short-term lease cost	65	49	88
	$9,805	$5,867	$683
Other information:
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases	$4,736	$1,844	$574
Right of use assets obtained in exchange for new operating lease liabilities	$314	$15,846	$457
Weighted average remaining lease term (in years)	3.1 years	4.0 years	0.9 years
Weighted average discount rate	4.86%	4.85%	5.01%

Variable lease cost is determined based on usage in accordance with the contractual agreements.

Pursuant to the terms of the Company’s non-cancelable lease agreements in effect at December 31, 2021, the following table summarizes the Company’s maturities of operating lease liabilities as of December 31, 2021 (in thousands):

December 31,
2021
Operating lease liabilities payment
2022	$4,974
2023	4,322
2024	3,046
2025	815
Total lease payments	$13,157
Less: imputed interest	(898)
Present value of lease liability	$12,259